Eaton Vance

California Municipal Opportunities Fund

December 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds — 0.4%

Security	Principal Amount (000’s omitted)	Value
Other — 0.4%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$2,080	$2,751,736

Total Corporate Bonds — 0.4% (identified cost $2,080,000)		$2,751,736

Tax-Exempt Mortgage-Backed Securities — 0.4%

Security	Principal Amount (000’s omitted)	Value
Housing — 0.4%
California Housing Finance Agency, Municipal Certificates, Series 2021-1, Class A, 3.50%, 11/20/35	$2,597	$2,964,747

Total Tax-Exempt Mortgage-Backed Securities — 0.4% (identified cost $2,915,577)		$2,964,747

Tax-Exempt Municipal Obligations — 89.3%

Security	Principal Amount (000’s omitted)	Value
Education — 4.0%
California Education Notes Program, 2.00%, 1/31/22	$4,850	$4,857,323
California Educational Facilities Authority, (Chapman University):
5.00%, 4/1/22	665	672,867
5.00%, 4/1/24	525	579,264
5.00%, 4/1/25	425	487,071
5.00%, 4/1/28	395	495,784
5.00%, 4/1/29	425	543,626
5.00%, 4/1/30	425	555,390
California Enterprise Development Authority, (The Thacher School):
4.00%, 9/1/32	425	514,203
4.00%, 9/1/34	400	482,344
California Municipal Finance Authority, (University of the Pacific):
4.00%, 11/1/35	1,000	1,202,820
4.00%, 11/1/37	1,000	1,189,040
4.00%, 11/1/42	1,620	1,926,909
California School Finance Authority, (Granada Hills Charter Obligated Group):
4.00%, 7/1/29(1)	350	397,212
4.00%, 7/1/38(1)	465	522,893

Security	Principal Amount (000’s omitted)	Value
California School Finance Authority, (Green Dot Public Schools):
5.00%, 8/1/28(1)	$380	$464,444
5.00%, 8/1/38(1)	2,500	2,975,350
California School Finance Authority, (KIPP SoCal Public Schools):
4.00%, 7/1/40(1)	800	923,920
5.00%, 7/1/24(1)	100	110,166
5.00%, 7/1/25(1)	105	119,367
5.00%, 7/1/26(1)	110	128,588
5.00%, 7/1/27(1)	100	119,957
5.00%, 7/1/28(1)	100	122,360
5.00%, 7/1/29(1)	100	124,769
5.00%, 7/1/30(1)	100	126,767
California State University, 3.00%, 11/1/37	625	693,119
University of California:
0.05%, 5/15/48(2)	1,500	1,500,000
5.00%, 5/15/32	2,800	3,326,260
5.00%, 5/15/35	4,215	4,991,192

		$30,153,005

Electric Utilities — 2.0%
Glendale, CA, Electric System Revenue, 5.00%, 2/1/38	$1,005	$1,161,850
Sacramento Municipal Utility District, CA, 4.00%, 8/15/40	1,575	1,905,215
Sacramento Municipal Utility District, CA, Green Bonds, 5.00%, 8/15/36	7,000	9,226,980
Vernon, CA, Electric System Revenue:
5.00%, 8/1/25(3)	500	562,530
5.00%, 8/1/26(3)	600	692,868
5.00%, 8/1/34(3)	1,350	1,716,363

		$15,265,806

Escrowed/Prerefunded — 2.9%
California Health Facilities Financing Authority, (Sutter Health):
Prerefunded to 11/15/25, 5.00%, 11/15/32	$1,040	$1,222,010
Prerefunded to 11/15/25, 5.00%, 11/15/41	4,985	5,857,425
Desert Community College District, CA, Prerefunded to 2/1/26, 5.00%, 8/1/37	7,395	8,733,939
San Diego Community College District, CA, Prerefunded to 8/1/26, 4.00%, 8/1/34	4,500	5,209,245
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, Prerefunded to 11/1/24, 5.00%, 11/1/39	890	1,005,558

		$22,028,177

General Obligations — 33.4%
Albany Unified School District, CA, (Election of 2016):
4.00%, 8/1/34	$800	$963,776
4.00%, 8/1/35	505	607,510
4.00%, 8/1/36	615	738,541
4.00%, 8/1/37	345	413,489
4.00%, 8/1/37	1,100	1,318,372
4.00%, 8/1/38	315	376,693
4.00%, 8/1/39	750	895,335
4.00%, 8/1/40	800	951,088
4.00%, 8/1/41	900	1,066,437
Allan Hancock Joint Community College District, CA, (Election of 2006), 4.00%, 8/1/40	3,500	4,205,670

Security	Principal Amount (000’s omitted)	Value
Anaheim Union High School District, CA, (Election of 2014):
4.00%, 8/1/30	$1,000	$1,163,440
4.00%, 8/1/31	1,000	1,160,200
Baldwin Park Unified School District, CA, (Election of 2018):
3.00%, 8/1/37	300	326,394
3.00%, 8/1/38	325	352,043
Beverly Hills Unified School District, CA, (Election of 2018), 4.00%, 8/1/31	1,885	2,194,762
Brisbane School District, CA, (Election of 2020):
4.00%, 8/1/35	155	180,797
4.00%, 8/1/40	310	360,546
5.00%, 8/1/45	535	646,836
Burlingame Elementary School District, CA, (Election of 2020), 3.00%, 8/1/37	150	166,787
California:
0.53%, (SIFMA + 0.43%), 12/1/23 (Put Date), 12/1/29(4)	3,000	3,005,370
3.00%, 3/1/22	1,270	1,275,867
3.00%, 9/1/35	1,010	1,088,255
4.00%, 10/1/39	2,000	2,434,780
5.00%, 10/1/22	250	259,053
5.00%, 9/1/27	1,500	1,856,070
5.00%, 9/1/28	1,500	1,905,090
5.00%, 9/1/29	1,500	1,946,190
5.00%, 9/1/32	750	893,775
5.00%, 3/1/35	5,850	7,597,570
5.00%, 3/1/35	2,000	2,597,460
5.00%, 4/1/35	1,000	1,272,800
Carlsbad Unified School District, CA, (Election of 2018), 3.00%, 8/1/38	170	188,044
Chino Valley Unified School District, CA, (Election of 2016):
4.00%, 8/1/45	3,000	3,534,570
5.00%, 8/1/38	650	844,006
5.00%, 8/1/39	650	842,413
5.00%, 8/1/40	925	1,196,913
Coast Community College District, CA, 5.00%, 8/1/22	440	452,360
Geyserville Unified School District, CA, (Election of 2020):
5.00%, 8/1/40	630	782,857
5.00%, 8/1/45	700	864,059
5.00%, 8/1/49	1,220	1,502,223
Gilroy Unified School District, CA, (Election of 2016):
4.00%, 8/1/23	300	317,853
4.00%, 8/1/28	500	602,465
4.00%, 8/1/33	660	786,502
4.00%, 8/1/34	1,075	1,279,110
4.00%, 8/1/35	500	594,180
4.00%, 8/1/38	500	591,415
4.00%, 8/1/40	675	796,163
4.00%, 8/1/41	750	883,080
Glendale Unified School District, CA, (Election of 2011):
3.00%, 9/1/37	2,400	2,637,600
3.00%, 9/1/38	2,195	2,379,819
La Canada Unified School District, CA, (Election of 2017):
4.00%, 8/1/33	500	597,590

Security	Principal Amount (000’s omitted)	Value
4.00%, 8/1/40	$1,000	$1,182,970
4.00%, 8/1/45	1,445	1,694,797
Liberty Union High School District, CA, (Election of 2016):
3.00%, 8/1/35	20	22,070
3.00%, 8/1/36	50	54,989
3.00%, 8/1/37	810	886,569
3.00%, 8/1/38	890	968,685
Livermore Valley Joint Unified School District, CA, (Election of 2016), 4.00%, 8/1/37	500	592,510
Long Beach Community College District, CA, (Election of 2016):
3.00%, 8/1/37	1,000	1,104,600
3.00%, 8/1/38	1,400	1,542,114
3.00%, 8/1/39	1,000	1,099,100
3.00%, 8/1/40	1,565	1,714,066
Long Beach Unified School District, CA, (Election of 2008), 4.00%, 8/1/32	1,275	1,544,178
Long Beach Unified School District, CA, (Election of 2016), 5.00%, 8/1/37	250	296,333
Madera Unified School District, CA:
4.00%, 8/1/23(3)	885	921,250
4.00%, 8/1/24(3)	1,000	1,070,770
4.00%, 8/1/25(3)	1,065	1,170,808
4.00%, 8/1/26(3)	1,165	1,310,194
4.00%, 8/1/27(3)	1,270	1,456,182
4.00%, 8/1/28(3)	1,380	1,609,328
Madera Unified School District, CA, (Election of 2018), 4.00%, 8/1/43	1,305	1,531,470
Manteca Unified School District, CA, (Election of 2014):
4.00%, 8/1/34	1,075	1,278,358
4.00%, 8/1/35	500	593,830
Mariposa County Unified School District, CA, (Election of 2016):
5.00%, 8/1/40	1,315	1,544,481
5.00%, 8/1/43	1,265	1,483,288
Mendocino Unified School District, CA, (Election of 2020):
4.00%, 8/1/40	500	590,445
4.00%, 8/1/44	1,000	1,173,020
4.00%, 8/1/49	3,020	3,524,853
Moreland School District, CA, (Election of 2020):
3.00%, 8/1/22	520	528,632
4.00%, 8/1/38	700	835,422
Mt. Diablo Unified School District, CA:
4.00%, 8/1/25(3)	3,100	3,423,702
4.00%, 8/1/26(3)	3,485	3,939,479
4.00%, 8/1/27(3)	3,000	3,456,330
4.00%, 8/1/28(3)	3,300	3,870,075
4.00%, 8/1/29(3)	3,300	3,928,089
Mt. San Antonio Community College District, CA, (Election of 2008), Prerefunded to 6/1/25, 5.00%, 6/1/33	750	867,127
Mt. San Jacinto Community College District, CA, (Election of 2014), 3.00%, 8/1/34	850	935,807
Old Adobe Union School District, CA, (Election of 2018):
4.00%, 8/1/42	155	182,370
4.00%, 8/1/44	750	879,765

Security	Principal Amount (000’s omitted)	Value
4.00%, 8/1/48	$2,625	$3,066,105
5.00%, 8/1/44	1,860	2,179,139
Oxnard Union High School District, CA, (Election of 2018):
4.00%, 8/1/38	1,000	1,136,280
4.00%, 8/1/39	1,000	1,177,550
Prerefunded to 8/1/26, 5.00%, 8/1/35	1,805	2,166,469
Pacifica School District, CA, (Election of 2018):
4.00%, 8/1/45	1,000	1,166,470
4.00%, 8/1/50	2,800	3,249,932
Piedmont, CA:
5.00%, 9/1/23	205	221,019
5.00%, 9/1/24	220	247,102
5.00%, 9/1/25	220	256,364
5.00%, 9/1/26	200	240,884
5.00%, 9/1/27	275	340,970
5.00%, 9/1/39	680	908,031
5.00%, 9/1/40	715	953,088
Pittsburg Unified School District, CA, (Election of 2014):
5.00%, 8/1/40	1,235	1,452,335
5.00%, 8/1/42	1,545	1,812,347
Placer Union High School District, CA, (Election of 2018):
4.00%, 8/1/34	1,000	1,191,270
4.00%, 8/1/40	2,030	2,397,207
5.00%, 8/1/45	3,175	3,948,557
Pleasant Valley School District, CA, (Election of 2018), 4.00%, 8/1/46	7,100	8,300,539
Puerto Rico, 8.00%, 7/1/35	4,800	4,272,000
Riverside Unified School District, CA, (Election of 2016), 4.00%, 8/1/31	1,250	1,452,462
San Francisco Bay Area Rapid Transit District, CA, (Election of 2004), Green Bonds, 4.00%, 8/1/37	1,500	1,745,580
San Francisco Bay Area Rapid Transit District, CA, (Election of 2016), Green Bonds:
4.00%, 8/1/33	1,000	1,216,500
4.00%, 8/1/34	3,285	3,984,015
4.00%, 8/1/35	1,200	1,453,260
4.00%, 8/1/44	1,200	1,422,492
4.00%, 8/1/45	8,295	9,811,907
5.00%, 8/1/34	1,765	2,297,024
5.00%, 8/1/35	250	324,900
San Francisco City and County, CA:
4.00%, 6/15/32	3,810	4,525,747
4.00%, 6/15/33	200	237,788
4.00%, 6/15/33	2,620	3,174,392
4.00%, 6/15/34	275	325,545
4.00%, 6/15/35	200	236,446
San Francisco Unified School District, CA, (Election of 2016):
4.00%, 6/15/34	3,855	4,574,112
4.00%, 6/15/35	2,000	2,369,940
San Juan Unified School District, CA, (Election of 2016):
3.00%, 8/1/35	1,900	2,099,158
3.00%, 8/1/36	3,000	3,309,240
4.00%, 8/1/31	590	705,050

Security	Principal Amount (000’s omitted)	Value
4.00%, 8/1/33	$3,300	$3,932,511
4.00%, 8/1/34	2,800	3,331,636
San Luis Coastal Unified School District, CA, (Election of 2014):
5.00%, 8/1/36	3,550	4,183,426
5.00%, 8/1/37	1,835	2,157,923
San Luis Obispo County Community College District, CA, (Election of 2014), 4.00%, 8/1/37	500	592,230
San Mateo-Foster City School District, CA, (Election of 2015), 4.00%, 8/1/35	500	604,715
San Rafael City Elementary School District, CA, (Election of 2015), 5.00%, 8/1/38	500	621,600
Santa Clara County, CA, (Election of 2008), 4.00%, 8/1/34	1,605	1,866,567
Santa Monica-Malibu Unified School District, CA, (School Facilities Improvement District No. 2), (Election of 2018), 4.00%, 8/1/37	815	949,874
Santa Paula Unified School District, CA, (Election of 2008), 4.00%, 8/1/48	2,690	3,184,234
Simi Valley Unified School District, CA, (Election of 2016):
4.00%, 8/1/37	290	343,899
4.00%, 8/1/38	1,080	1,278,968
4.00%, 8/1/39	1,215	1,436,628
4.00%, 8/1/40	1,380	1,629,628
4.00%, 8/1/41	1,545	1,821,277
4.00%, 8/1/50	1,615	1,883,655
Sonoma Valley Unified School District, CA, (Election of 2016):
4.00%, 8/1/34	530	627,668
4.00%, 8/1/35	500	591,390
4.00%, 8/1/36	500	590,475
4.00%, 8/1/37	750	884,175
4.00%, 8/1/38	500	588,640
4.00%, 8/1/39	1,000	1,175,480
Tahoe-Truckee Unified School District, CA, (Election of 2014):
5.00%, 8/1/33	500	592,665
5.00%, 8/1/36	1,000	1,180,890
Vacaville Unified School District, CA, (Election of 2014), 4.00%, 8/1/42	2,145	2,523,764
West Sonoma County Union High School District, CA, (Election of 2018):
5.00%, 8/1/37	500	621,365
5.00%, 8/1/40	1,125	1,395,551
5.00%, 8/1/43	1,000	1,235,060
Westminster School District, CA, (Election of 2016):
5.00%, 8/1/38	400	471,372
5.00%, 8/1/39	585	688,808
5.00%, 8/1/42	1,000	1,174,510

		$250,812,074

Hospital — 4.5%
California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/39	$3,415	$3,773,131
California Health Facilities Financing Authority, (City of Hope):
5.00%, 11/15/32	735	764,826
5.00%, 11/15/35	1,050	1,092,053
California Health Facilities Financing Authority, (Lucile Packard Children’s Hospital at Stanford), 5.00%, 8/15/32	1,210	1,435,241
California Health Facilities Financing Authority, (Providence Health & Services), 5.00%, 10/1/44	4,100	4,562,685

Security	Principal Amount (000’s omitted)	Value
California Health Facilities Financing Authority, (Providence St. Joseph Health):
5.00%, 10/1/30	$400	$477,632
5.00% to 10/1/27 (Put Date), 10/1/39	1,400	1,715,826
California Health Facilities Financing Authority, (St. Joseph Health System), Prerefunded to 7/1/23, 5.00%, 7/1/33	1,500	1,601,970
California Municipal Finance Authority, (NorthBay Healthcare Group):
5.00%, 11/1/24	800	889,264
5.00%, 11/1/25	200	222,118
5.00%, 11/1/26	500	586,300
5.00%, 11/1/27	165	182,587
5.00%, 11/1/29	105	115,524
5.00%, 11/1/30	150	164,693
Series 2017A, 5.00%, 11/1/25	800	915,304
California Public Finance Authority, (Henry Mayo Newhall Hospital):
4.00%, 10/15/25	390	435,244
4.00%, 10/15/26	415	473,328
5.00%, 10/15/33	425	499,872
California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/38	2,000	2,402,360
California Statewide Communities Development Authority, (Montage Health):
4.00%, 6/1/25	1,165	1,302,051
4.00%, 6/1/26	1,000	1,145,730
4.00%, 6/1/27	1,000	1,170,210
4.00%, 6/1/28	1,000	1,190,020
4.00%, 6/1/29	1,000	1,207,050
Oroville, CA, (Oroville Hospital), 5.25%, 4/1/49	5,000	5,600,800

		$33,925,819

Housing — 1.0%
CSCDA Community Improvement Authority, CA, Essential Housing Revenue:
2.80%, 3/1/47(1)	$1,000	$914,960
3.00%, 12/1/56(1)	1,200	1,066,284
Independent Cities Finance Authority, CA, (Castle Mobile Estates), 3.00%, 5/15/36	1,205	1,292,483
Independent Cities Finance Authority, CA, (Union City Tropics), 5.00%, 5/15/48	2,000	2,408,460
Independent Cities Finance Authority, CA, (Vista de Santa Barbara Mobilehome Park), 3.00%, 9/15/36	1,725	1,884,959

		$7,567,146

Industrial Development Revenue — 5.2%
California Municipal Finance Authority, (Waste Management, Inc.), (AMT), 0.18%, 10/1/45(5)	$6,000	$5,999,700
California Pollution Control Financing Authority, (Republic Services, Inc.), (AMT), 0.20%, 8/1/23(1)(5)	30,000	30,000,000
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 2.50% to 5/1/24 (Put Date), 11/1/38	2,500	2,610,675

		$38,610,375

Insured-Electric Utilities — 0.6%
Puerto Rico Electric Power Authority:
(NPFG), 5.00%, 7/1/23	$125	$126,730
(NPFG), 5.25%, 7/1/22	1,500	1,507,455
(NPFG), 5.25%, 7/1/32	2,100	2,243,598
(NPFG), Series QQ, 5.00%, 7/1/22	180	182,491

Security	Principal Amount (000’s omitted)	Value
(NPFG), Series RR, 5.00%, 7/1/22	$140	$141,938
(NPFG), Series RR, 5.00%, 7/1/24	300	304,152
(NPFG), Series SS, 5.00%, 7/1/24	130	131,799

		$4,638,163

Insured-Escrowed/Prerefunded — 0.3%
Compton Community College District, CA, (Election of 2014), (BAM), Prerefunded to 8/1/26, 5.00%, 8/1/36	$1,690	$2,028,439

		$2,028,439

Insured-General Obligations — 4.1%
Cambrian School District, CA, (Election of 2020), (AGM), 5.00%, 8/1/22	$1,645	$1,691,208
Center Joint Unified School District, CA, (Election of 2008):
(BAM), 3.00%, 8/1/36	530	572,660
(BAM), 3.00%, 8/1/41	500	534,015
Cotati-Rohnert Park Unified School District, CA, (Election of 2016):
(AGM), 5.00%, 8/1/33	710	841,229
(AGM), 5.00%, 8/1/34	825	975,860
(AGM), 5.00%, 8/1/35	955	1,128,218
(AGM), 5.00%, 8/1/36	1,015	1,198,096
(AGM), 5.00%, 8/1/37	1,135	1,338,630
(AGM), 5.00%, 8/1/38	1,175	1,384,655
Galt Joint Union High School District, CA, (Election of 2016):
(BAM), 5.00%, 8/1/37	500	589,950
(BAM), 5.00%, 8/1/38	500	589,460
(BAM), 5.00%, 8/1/43	1,000	1,172,070
La Mesa-Spring Valley School District, CA, (Election of 2020), (BAM), 4.00%, 8/1/46	1,775	2,026,873
Mountain View School District, CA, (Election of 2016), (AGM), 4.00%, 8/1/38	375	438,120
Natomas Unified School District, CA, (BAM), 5.00%, 8/1/32	830	983,409
Porterville Unified School District, CA, (BAM), 4.00%, 8/1/22	600	613,194
Rio Elementary School District, CA, (Election of 2018):
(AGM), 5.00%, 8/1/39	555	673,909
(BAM), 5.00%, 8/1/47	1,750	2,156,455
San Leandro Unified School District, CA, (Election of 2016), (BAM), 5.00%, 8/1/38	1,000	1,239,630
Santa Rosa High School District, CA, (Election of 2014):
(BAM), 4.00%, 8/1/33	1,260	1,521,563
(BAM), 4.00%, 8/1/36	1,660	1,994,805
(BAM), 4.00%, 8/1/37	425	509,711
(BAM), 4.00%, 8/1/38	500	598,725
South Whittier School District, CA, (Election of 2016), (AGM), 4.00%, 8/1/45	1,000	1,166,000
Ukiah Unified School District, CA, (Election of 2020):
(AGM), 5.00%, 8/1/34	800	998,624
(AGM), 5.00%, 8/1/36	1,025	1,277,437
(AGM), 5.00%, 8/1/40	1,000	1,243,350
(AGM), 5.00%, 8/1/42	1,085	1,344,217
Winters Joint Unified School District, CA, (Election of 2018), (AGM), 4.00%, 8/1/39	250	294,388

		$31,096,461

Insured-Housing — 0.5%
California Municipal Finance Authority, (CHF-Davis II, LLC - Orchard Park Student Housing), Green Bonds:
(BAM), 4.00%, 5/15/32	$600	$724,572
(BAM), 4.00%, 5/15/33	600	722,562

Security	Principal Amount (000’s omitted)	Value
(BAM), 5.00%, 5/15/26	$350	$412,633
(BAM), 5.00%, 5/15/28	375	464,820
(BAM), 5.00%, 5/15/30	450	580,504
(BAM), 5.00%, 5/15/31	400	525,708

		$3,430,799

Insured-Special Tax Revenue — 1.0%
Dana Point Community Facilities District No. 2006-1, CA:
(BAM), 4.00%, 9/1/37	$600	$721,602
(BAM), 4.00%, 9/1/41	2,000	2,387,240
Lake Elsinore School Financing Authority, CA:
(BAM), 5.00%, 10/1/36	1,570	1,990,399
(BAM), 5.00%, 10/1/37	470	594,292
Successor Agency to San Francisco City and County Redevelopment Agency, CA, (NPFG), 5.00%, 8/1/41	1,320	1,545,416

		$7,238,949

Insured-Transportation — 1.4%
Alameda Corridor Transportation Authority, CA, (AGM), 5.00%, 10/1/37	$5,075	$6,010,576
Ontario International Airport Authority, CA:
(AGM), (AMT), 4.00%, 5/15/35	1,100	1,316,447
(AGM), (AMT), 4.00%, 5/15/38	1,000	1,188,890
San Joaquin Hills Transportation Corridor Agency, CA, (NPFG), 0.00%, 1/15/24	1,800	1,779,750

		$10,295,663

Lease Revenue/Certificates of Participation — 0.2%
San Francisco City and County Airport Commission, CA, (SFO Fuel Company, LLC), (AMT), 5.00%, 1/1/39	$1,510	$1,853,374

		$1,853,374

Other Revenue — 1.9%
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group):
5.00%, 11/1/30	$275	$366,924
5.00%, 11/1/33	1,740	1,884,925
5.00%, 11/1/34	1,290	1,397,186
California Infrastructure and Economic Development Bank, (California Academy of Sciences), Sustainability Bonds, 0.45%, (SIFMA + 0.35%), 8/1/24 (Put Date), 8/1/47(4)	4,380	4,393,009
California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles County):
5.00%, 12/1/28	640	804,192
5.00%, 12/1/29	675	866,241
5.00%, 12/1/30	705	924,163
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 3.00% to 10/1/26 (Put Date), 10/1/47	2,500	2,776,850
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	440	519,200

		$13,932,690

Senior Living/Life Care — 1.3%
California Municipal Finance Authority, (Channing House), 5.00%, 5/15/37	$250	$288,745

Security	Principal Amount (000’s omitted)	Value
California Municipal Finance Authority, (HumanGood - California Obligated Group):
4.00%, 10/1/34	$755	$855,770
4.00%, 10/1/37	3,300	3,728,604
California Municipal Finance Authority, (Mt. San Antonio Gardens), 5.00%, 11/15/39	1,000	1,166,100
California Public Finance Authority, (Enso Village), Green Bonds, 2.125%, 11/15/27(1)	575	580,060
California Statewide Communities Development Authority, (American Baptist Homes of the West):
5.00%, 10/1/23	500	537,930
5.00%, 10/1/26	500	574,490
5.00%, 10/1/27	780	891,727
California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), 5.125%, 11/15/35	715	774,388

		$9,397,814

Solid Waste — 0.1%
Yolo County Public Agencies Financing Authority, CA, Solid Waste Revenue, 4.00%, 12/1/35	$500	$601,760

		$601,760

Special Tax Revenue — 6.8%
Chula Vista Municipal Financing Authority, CA, 5.50%, 9/1/30	$1,525	$1,646,878
Folsom Ranch Financing Authority, CA, (White Rock Springs Ranch):
3.00%, 9/1/24	130	135,961
4.00%, 9/1/27	100	112,344
4.00%, 9/1/30	100	113,061
4.00%, 9/1/32	100	112,457
4.00%, 9/1/34	115	129,130
4.00%, 9/1/35	185	207,515
4.00%, 9/1/36	195	218,677
4.00%, 9/1/37	215	240,865
4.00%, 9/1/38	230	257,230
4.00%, 9/1/39	165	184,477
Fontana Community Facilities District No. 90, CA, (Summit at Rosena Phase One):
3.00%, 9/1/23	435	450,777
3.00%, 9/1/24	150	157,482
4.00%, 9/1/26	125	139,550
4.00%, 9/1/27	125	141,368
4.00%, 9/1/28	130	148,892
4.00%, 9/1/29	135	156,767
4.00%, 9/1/30	135	156,906
4.00%, 9/1/31	100	115,934
4.00%, 9/1/32	150	173,466
4.00%, 9/1/33	205	236,884
4.00%, 9/1/41	600	690,762
4.00%, 9/1/46	500	571,145
4.00%, 9/1/51	700	796,740
Irvine Community Facilities District No. 2013-3, CA, (Great Park):
5.00%, 9/1/30	580	643,191
5.00%, 9/1/31	465	514,718
5.00%, 9/1/33	545	601,974
5.00%, 9/1/35	1,150	1,336,633
5.00%, 9/1/38	1,000	1,158,440
Series 2014, 5.00%, 9/1/32	450	497,461

Security	Principal Amount (000’s omitted)	Value
Series 2014, 5.00%, 9/1/34	$360	$397,271
Series 2018, 5.00%, 9/1/32	625	728,656
Series 2018, 5.00%, 9/1/34	765	890,077
Los Angeles County Community Facilities District No. 3, CA, (Valencia/Newhall Area), 5.00%, 9/1/23	520	521,882
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 5.00%, 6/1/35	1,500	1,777,935
Ontario Community Facilities District No. 53, CA, (Tevelde Facilities):
4.00%, 9/1/24	200	215,256
4.00%, 9/1/26	250	278,860
4.00%, 9/1/29	300	344,892
4.00%, 9/1/36	500	576,000
Riverside County Transportation Commission, CA, Sales Tax Revenue, 5.00%, 6/1/34	1,150	1,424,850
San Diego County Regional Transportation Commission, CA, Sales Tax Revenue, (SPA: JPMorgan Chase Bank, N.A.), 0.07%, 4/1/38(6)	20,000	20,000,000
San Luis Obispo Community Facilities District No. 2019-1, CA, (San Luis Ranch):
3.00%, 9/1/24	150	157,200
4.00%, 9/1/27	130	147,399
4.00%, 9/1/29	185	215,407
4.00%, 9/1/31	100	116,209
4.00%, 9/1/33	125	144,698
4.00%, 9/1/36	175	202,557
4.00%, 9/1/39	200	230,414
4.00%, 9/1/41	175	201,353
San Mateo County Transportation Authority, CA, Sales Tax Revenue, (LOC: Bank of America, N.A.), 0.06%, 6/1/49(2)	5,000	5,000,000
South Orange County Public Financing Authority, CA, Special Tax Revenue, (Ladera Ranch):
5.00%, 8/15/27	515	527,932
5.00%, 8/15/28	775	794,390
Successor Agency to San Francisco City and County Redevelopment Agency, CA, 5.00%, 8/1/37	1,630	1,916,407
Woodland, CA, Special Tax Revenue Facilities No. 2004-1, 4.00%, 9/1/36	1,630	1,906,921

		$50,764,251

Transportation — 11.5%
Alameda Corridor Transportation Authority, CA:
5.00%, 10/1/36	$2,250	$2,639,970
5.00%, 10/1/37	2,200	2,576,904
Bay Area Toll Authority, CA, (San Francisco Bay Area):
0.38%, (SIFMA + 0.28%), 4/1/24 (Put Date), 4/1/56(4)	2,500	2,507,425
0.40%, (SIFMA + 0.30%), 4/1/27 (Put Date), 4/1/56(4)	5,000	5,002,050
0.55%, (SIFMA + 0.45%), 4/1/26 (Put Date), 4/1/56(4)	800	807,328
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.00%, 7/1/22	1,000	1,023,200
California Municipal Finance Authority, (LINXS Automated People Mover):
(AMT), 5.00%, 12/31/31	2,915	3,506,978
(AMT), 5.00%, 12/31/36	2,570	3,060,099
(AMT), 5.00%, 12/31/37	1,025	1,220,498
(AMT), 5.00%, 12/31/43	2,060	2,449,093
Long Beach, CA, Harbor Revenue, (AMT), 5.00%, 5/15/30	500	603,200
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
(AMT), 5.00%, 5/15/25	1,500	1,716,270
(AMT), 5.00%, 5/15/29	1,000	1,267,120
(AMT), 5.00%, 5/15/33	1,675	2,059,463

Security	Principal Amount (000’s omitted)	Value
(AMT), 5.00%, 5/15/41	$1,660	$1,874,439
(AMT), 5.00%, 5/15/46	4,500	5,254,290
San Diego County Regional Airport Authority, CA:
(AMT), 5.00%, 7/1/22	500	511,600
(AMT), 5.00%, 7/1/26	1,000	1,183,430
(AMT), 5.00%, 7/1/27	1,580	1,917,788
(AMT), 5.00%, 7/1/28	2,000	2,478,020
(AMT), 5.00%, 7/1/29	2,150	2,717,320
(AMT), 5.00%, 7/1/30	1,000	1,206,440
(AMT), 5.00%, 7/1/30	2,260	2,912,552
San Francisco City and County Airport Commission, CA, (San Francisco International Airport):
(AMT), 5.00%, 5/1/27	7,745	9,361,381
(AMT), 5.00%, 5/1/41	4,905	5,700,199
(AMT), 5.00%, 5/1/44	2,465	2,697,425
(AMT), 5.00%, 5/1/46	2,330	2,703,219
San Jose, CA, Airport Revenue:
(AMT), 5.00%, 3/1/24	750	821,528
(AMT), 5.00%, 3/1/25	815	925,457
(AMT), 5.00%, 3/1/26	1,535	1,798,529
(AMT), 5.00%, 3/1/37	1,735	2,058,491
(AMT), 5.00%, 3/1/41	3,000	3,541,080
(AMT), 5.00%, 3/1/47	5,500	6,472,180

		$86,574,966

Water and Sewer — 6.6%
Beverly Hills Public Financing Authority, CA, Water Revenue:
4.00%, 6/1/37	$500	$610,065
4.00%, 6/1/38	2,250	2,738,610
4.00%, 6/1/39	1,715	2,080,415
4.00%, 6/1/40	1,080	1,306,109
California Department of Water Resources, 5.00%, 12/1/32	220	273,154
Dublin San Ramon Services District, CA, Water Revenue, 5.00%, 8/1/30	980	1,205,106
East Bay Municipal Utility District, CA, Water System Revenue, 5.00%, 6/1/32	1,500	1,724,325
Eastern Municipal Water District, CA, Water and Wastewater Revenue, 5.00%, 7/1/37	500	592,690
Metropolitan Water District of Southern California, 0.24%, (SIFMA + 0.14%), 5/21/24 (Put Date), 7/1/37(4)	3,330	3,328,735
Orange County Sanitation District, CA, 5.00%, 2/1/22	300	301,101
Orange County Water District, CA, 5.00%, 8/15/33	200	258,960
Pasadena, CA, Water Revenue:
5.00%, 6/1/38	1,480	1,938,341
5.00%, 6/1/39	1,500	1,960,875
Rancho California Water District Financing Authority:
4.00%, 8/1/38	1,500	1,813,470
4.00%, 8/1/39	2,800	3,378,928
Ross Valley Public Financing Authority, CA, (Sanitary District No. 1 of Marin County), 5.00%, 1/1/39	500	561,020
San Diego Public Facilities Financing Authority, CA, Water Revenue:
4.00%, 8/1/36	1,000	1,218,780
4.00%, 8/1/37	1,000	1,216,110
San Francisco City and County Public Utilities Commission, CA, Wastewater Revenue, Green Bonds, 4.00%, 10/1/43	14,140	16,492,472

Security	Principal Amount (000’s omitted)	Value
San Mateo-Foster City Public Financing Authority, CA, Wastewater Revenue, 4.00%, 8/1/39	$1,500	$1,799,040
South Gate Utility Authority, CA, Water Revenue, 4.00%, 10/1/34	2,360	2,756,527
Upper Santa Clara Valley Joint Powers Authority, CA:
4.00%, 8/1/45	1,320	1,464,487
5.00%, 8/1/36	300	376,047

		$49,395,367

Total Tax-Exempt Municipal Obligations — 89.3% (identified cost $644,464,875)		$669,611,098

Taxable Municipal Obligations — 11.3%

Security	Principal Amount (000’s omitted)	Value
Education — 0.4%
California Municipal Finance Authority, (Albert Einstein Academies), 3.75%, 8/1/31(1)	$2,885	$2,886,760
California School Finance Authority, (Granada Hills Charter Obligated Group), 2.00%, 7/1/24(1)	205	205,232

		$3,091,992

General Obligations — 3.7%
Belmont-Redwood Shores School District, CA:
1.317%, 8/1/27	$500	$490,595
1.477%, 8/1/28	900	884,304
1.676%, 8/1/29	1,010	996,830
El Monte Union High School District, CA, 1.656%, 6/1/29	1,000	982,870
Livermore Valley Joint Unified School District, CA, 1.566%, 8/1/27	2,410	2,390,118
Marin Community College District, CA, 2.29%, 8/1/35	750	755,393
Mountain View Whisman School District, CA:
1.491%, 9/1/28	1,110	1,092,351
1.711%, 9/1/29	1,560	1,546,303
Mt. San Antonio Community College District, CA:
1.289%, 8/1/28	720	706,118
1.497%, 8/1/29	575	564,667
Ohlone Community College District, CA, 2.243%, 8/1/33	220	222,598
Ojai Unified School District, CA, 2.019%, 8/1/31	480	487,142
Palmdale School District, CA, 1.67%, 8/1/29	500	493,270
Riverside Community College District, CA:
1.124%, 8/1/26	2,000	1,969,640
1.399%, 8/1/27	1,900	1,874,521
1.589%, 8/1/28	2,000	1,975,280
San Mateo Union High School District, CA, 2.111%, 9/1/34	1,220	1,225,990
Santa Clarita Community College District, CA:
1.146%, 8/1/26	1,250	1,238,275
1.393%, 8/1/27	900	895,257
1.563%, 8/1/28	1,250	1,246,425
1.791%, 8/1/29	265	266,680
Santa Maria-Bonita School District, CA, 1.884%, 8/1/28	750	753,465
Tamalpais Union High School District, CA, 1.414%, 8/1/30	475	464,721

Security	Principal Amount (000’s omitted)	Value
Tustin Unified School District, CA:
1.654%, 8/1/30	$1,230	$1,223,924
1.854%, 8/1/32	1,070	1,064,179
1.954%, 8/1/33	590	588,307
2.649%, 8/1/42	1,125	1,131,266

		$27,530,489

Hospital — 0.6%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$4,000	$4,498,120

		$4,498,120

Housing — 0.6%
Independent Cities Finance Authority, CA, (Sahara Mobile Home Park):
3.20%, 6/15/41	$775	$773,830
3.20%, 6/15/56	3,685	3,596,781

		$4,370,611

Insured-General Obligations — 0.4%
Byron Union School District, CA:
(BAM), 1.551%, 8/1/27	$265	$265,270
(BAM), 2.10%, 8/1/30	345	350,813
(BAM), 2.20%, 8/1/31	380	387,904
Mojave Unified School District, CA, (BAM), 2.731%, 8/1/37	500	516,810
Oak Grove School District, CA:
(BAM), 2.397%, 8/1/34	275	277,494
(BAM), 2.497%, 8/1/35	285	288,417
(BAM), 2.597%, 8/1/36	290	294,220
Sanger Unified School District, CA, (BAM), 2.371%, 8/1/35	445	444,217
Santa Rosa High School District, CA:
(BAM), 1.676%, 8/1/28	255	253,534
(BAM), 1.932%, 8/1/29	220	219,855

		$3,298,534

Insured-Special Tax Revenue — 0.9%
Lake Elsinore Reassessment District No. 2021-1, CA, (AGM), 1.153%, 9/2/25	$335	$330,514
Rio Elementary School District Community Facilities District No. 1, CA:
(BAM), 1.826%, 9/1/28	1,000	989,510
(BAM), 2.00%, 9/1/27	1,810	1,824,480
(BAM), 2.107%, 9/1/29	500	500,090
(BAM), 2.307%, 9/1/31	1,500	1,498,050
Successor Agency to Pittsburg Redevelopment Agency, CA, (AGM), 3.388%, 8/1/22	955	970,481
Successor Agency to West Hollywood Community Development Commission, CA:
(AGM), 1.668%, 9/1/28	400	391,880
(AGM), 1.847%, 9/1/29	385	377,754

		$6,882,759

Insured-Transportation — 1.3%
Alameda Corridor Transportation Authority, CA:
(AMBAC), 0.00%, 10/1/26	$10,000	$9,053,200
(AMBAC), 0.00%, 10/1/27	740	645,694

		$9,698,894

Security	Principal Amount (000’s omitted)	Value
Lease Revenue/Certificates of Participation — 1.1%
Downey, CA, Pension Obligation Bonds:
1.95%, 6/1/31	$185	$179,578
2.05%, 6/1/32	850	826,812
Golden State Tobacco Securitization Corp., CA, 1.886%, 6/1/27	5,845	5,845,467
Monterey Park, CA, Pension Obligation Bonds:
2.193%, 6/1/33	560	543,133
2.293%, 6/1/34	750	722,310

		$8,117,300

Other Revenue — 0.8%
Manhattan Beach, CA, Pension Obligation Bonds:
2.141%, 1/1/30	$400	$402,548
2.241%, 1/1/31	400	403,864
2.341%, 1/1/32	650	658,625
2.491%, 1/1/33	675	688,574
National City, CA, Pension Obligation Bonds, 2.12%, 11/1/28	1,855	1,854,314
San Anselmo, CA, Pension Obligation Bonds, 1.759%, 8/1/29	500	489,790
Santa Cruz County, CA, Pension Obligation Bonds:
1.444%, 6/1/28	1,000	972,210
1.661%, 6/1/29	1,000	975,070

		$6,444,995

Special Tax Revenue — 0.4%
Riverside Unified School District Financing Authority, CA:
1.463%, 9/1/25	$800	$796,976
1.653%, 9/1/26	750	748,800
Successor Agency to San Diego Redevelopment Agency, CA:
3.25%, 9/1/22	250	254,635
3.375%, 9/1/23	250	260,520
3.50%, 9/1/24	250	265,525
3.625%, 9/1/25	250	270,330
3.75%, 9/1/26	250	271,728

		$2,868,514

Transportation — 0.6%
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
1.513%, 5/15/29	$775	$747,038
1.613%, 5/15/30	900	861,678
San Diego County Regional Airport Authority, CA, 1.341%, 7/1/25	2,250	2,262,217
San Jose, CA, Airport Revenue, 2.21%, 3/1/29	500	502,845

		$4,373,778

Water and Sewer — 0.5%
California Department of Water Resources:
1.051%, 12/1/26	$2,500	$2,449,550
1.352%, 12/1/27	500	492,635
1.502%, 12/1/28	500	492,585
1.732%, 12/1/29	500	496,335

		$3,931,105

Value
Total Taxable Municipal Obligations — 11.3% (identified cost $85,034,039)	$85,107,091

Total Investments — 101.4% (identified cost $734,494,491)	$760,434,672

Other Assets, Less Liabilities — (1.4)%	$(10,329,808)

Net Assets — 100.0%	$750,104,864

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2021, 10.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 4.5% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2021, the aggregate value of these securities is $45,060,025 or 6.0% of the Fund’s net assets.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at December 31, 2021.

(3)	When-issued security.

(4)	Floating rate security. The stated interest rate represents the rate in effect at December 31, 2021.

(5)

Variable rate security that may be tendered at par quarterly. The stated interest rate, which resets quarterly, is determined by the remarketing agent and represents the rate in effect at December 31, 2021.

(6)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at December 31, 2021.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

LOC	-	Letter of Credit

NPFG	-	National Public Finance Guarantee Corp.

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	-	Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at December 31, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$2,751,736	$—	$2,751,736
Tax-Exempt Mortgage-Backed Securities	—	2,964,747	—	2,964,747
Tax-Exempt Municipal Obligations	—	669,611,098	—	669,611,098
Taxable Municipal Obligations	—	85,107,091	—	85,107,091
Total Investments	$—	$760,434,672	$—	$760,434,672

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.